Segment Financial Information	9 Months Ended
Sep. 30, 2022
Disclosure of operating segments [abstract]
Segment Financial Information	SEGMENT FINANCIAL INFORMATION
PEMEX’s primary business is the exploration and production of crude oil and natural gas, as well as the production, processing, marketing and distribution of petroleum and petrochemical products. As of September 30, 2022 and 2021, PEMEX’s operations were conducted through seven and six business segments, respectively: Exploration and Production, Industrial Transformation, Logistics, DPRLP (beginning January 20, 2022), the Trading Companies, Corporate and Other operating Subsidiary Companies. Due to PEMEX’s structure, there are significant amounts of inter-segment sales among the reporting segments, which are made at market prices.
The primary sources of revenue for PEMEX’s business segments are as described below:
•The exploration and production segment earns revenues from domestic sales of crude oil and natural gas, and from exporting crude oil through certain of the Trading Companies. Crude oil export sales are made through the agent subsidiary company PMI CIM, to 17 major customers in various foreign markets. Approximately half of PEMEX’s crude oil is sold to Pemex Industrial Transformation. Additionally, it receives income from drilling services, and servicing and repairing wells.
•The industrial transformation segment earns revenues from sales of refined petroleum products and derivatives, mainly to third parties within the domestic market. This segment also sells a significant portion of the fuel oil it produces to the Comisión Federal de Electricidad (Federal Eletricity Commission, or “CFE”) and a significant portion of jet fuel produced to the Aeropuertos y Servicios Auxiliares (Airports and Auxiliary Services Agency). The refining segment’s most important products are different types of gasoline and diesel.
The industrial transformation segment also earns revenues from domestic sources generated by sales of natural gas, liquefied petroleum gas, naphtha, butane and ethane and certain other petrochemicals such as methane derivatives, ethane derivatives, aromatics, ammonia, fertilizers and its derivatives.
•The logistics segment earns income from transportation and storage of crude oil, petroleum products and petrochemicals, as well as related services, which it provides by employing pipelines and offshore and onshore resources, and from providing services related to the maintenance, handling, guarding and management of these products.
•Beginning on January 20, 2022, the Deer Park segment includes the operations of DPRLP, whose operating results and performance are reviewed currently and regularly as a separate business by PEMEX’s Board of Directors. DPRLP earns revenues from sales of distillates and gasoline in the U.S. market.
•The trading companies segment, which consist of PMI CIM, PMI NASA, PMI Trading and MGAS (the “Trading Companies”), earns revenues from trading crude oil, natural gas and petroleum and petrochemical products in international markets.
•The segment related to corporate provides administrative, financing and consulting services to PEMEX’s subsidiary entities and companies.
•The segment related to the Subsidiary Companies provides administrative, financing, consulting and logistical services, as well as economic, tax and legal advice, re-insurance services to PEMEX’s subsidiary entities and companies and other subsidiary companies that perform industrial activities.
The following tables present the condensed financial information of these segments, after elimination of unrealized intersegment gain (loss), and include only select line items. The columns before intersegment eliminations include unconsolidated figures. As a result, the line items presented below may not total. These reporting segments are those which
PEMEX’s management evaluates in its analysis of PEMEX and on which it bases its decision-making. These reporting segments are presented in PEMEX’s reporting currency.

As of/for the nine-month period ended September 30, 2022	Exploration and Production		Industrial Transformation	Logistics	DPRLP(3)	Trading Companies	Corporate	Other operating Subsidiary Companies	Intersegment eliminations	Total
Sales:
Trade	Ps.	462,454,632	941,863,769	—	189,158,354	254,743,701	—	15,131,707	—	1,863,352,163
Intersegments	562,033,202		230,974,203	59,791,260	20,967,761	628,698,634	57,619,388	54,839,232	(1,614,923,680)	—
Services income	79,745		848,424	1,179,703	836,822	1,604,767	697	10,820	—	4,560,978
Reversal of impairment of wells, pipelines, properties, plant and equipment, net	11,959,635		43,088,866	1,542,908	—	282,437	—	—	—	56,873,846
Cost of sales	438,349,515		1,205,542,223	51,454,089	192,477,889	877,139,880	921,266	66,836,749	(1,557,986,203)	1,274,735,408
Gross income (loss)	598,177,699		11,233,039	11,059,782	18,485,048	8,189,659	56,698,819	3,145,010	(56,937,477)	650,051,579
Distribution, transportation and sales expenses	190,138		13,309,417	100,624	—	507,615	5,168	69,917	(3,199,277)	10,983,602
Administrative expenses	46,535,113		43,410,761	13,287,149	774,043	1,923,951	54,859,564	4,751,933	(53,284,177)	112,258,337
Other revenue	8,785,857		7,494,057	216,172	3,131,025	10,772,579	162,623	6,236,169	—	36,798,482
Other expenses	(3,411,063)		(1,112,019)	240,925	(7,122)	(1,022,419)	(770,526)	(78,010)	465,355	(5,694,879)
Operating income (loss)	556,827,242		(39,105,101)	(1,870,894)	20,834,908	15,508,253	1,226,184	4,481,319	11,332	557,913,243
Financing income	59,869,852		300,607	8,538,934	—	327,624	120,492,894	272,711	(168,845,398)	20,957,224
Financing cost	(99,041,024)		(24,028,986)	(346,656)	(254,796)	(2,265,952)	(151,715,277)	(972,025)	168,834,063	(109,790,653)
Derivative financial instruments (cost) income, net	(37,522,838)		(33,074)	—	—	(1,018,615)	1,082,680	—	—	(37,491,847)
Foreign exchange income (loss), net	70,391,771		2,394,005	16,220	—	(189,439)	(1,024,685)	518,790	—	72,106,662
Profit (loss) sharing in joint ventures and associates	(433,797)		(1,299,877)	(394)	—	21,846,815	224,155,079	44,229,790	(288,265,267)	232,349
Taxes, duties and other	316,217,028		—	(5,792,579)	—	(589,418)	(1,697,196)	173,384	—	308,311,219
Net income (loss)	Ps.	233,874,178	(61,772,426)	12,129,789	20,580,112	34,798,104	195,914,071	48,357,201	(288,265,270)	195,615,759
Total current assets	971,923,362		333,090,742	238,146,928	46,632,681	256,603,139	1,497,590,082	94,407,548	(2,867,393,437)	571,001,045
Total non-current assets	873,997,093		516,002,857	153,548,098	33,686,456	110,384,905	712,000,084	398,990,647	(1,053,231,883)	1,745,378,257
Total current liabilities	517,219,318		1,006,317,668	69,294,498	21,968,625	212,051,565	1,871,558,359	61,199,120	(2,867,156,903)	892,452,250
Total non-current liabilities	2,003,388,815		558,160,514	61,986,862	5,447,924	600,636	1,936,476,437	42,540,693	(1,586,059,575)	3,022,542,306
Equity (deficit), net	(674,687,678)		(715,384,583)	260,413,666	52,902,588	154,335,843	(1,598,444,630)	389,658,382	532,591,158	(1,598,615,254)
Depreciation and amortization	85,931,942		10,397,976	4,412,095	3,302,226	268,279	424,020	1,495,852	—	106,232,390
Depreciation of rights of use	290,036		2,896,919	425,898		532,282	131,396	57,638	—	4,334,169
Net periodic cost of employee benefits excluding items recognized in other comprehensive income	26,604,199		38,797,227	5,936,814	—	826	23,607,928	31,516	—	94,978,510
Interest income(1)	148,175		269,902	3,045	—	36,682	8,051,569	87,590	—	8,596,963
Interest cost(2)	(184,992)		3,096,988	347,492	254,796	1,991,497	95,619,876	845,930	—	101,971,587
(1)Included in financing income.
(2)Included in financing cost.
(3)Beginning January 20, 2022, DPRLP information is now included as a separate business segment.

As of/for the three-month period ended September 30, 2022	Exploration and Production		Industrial Transformation	Logistics	DPRLP(3)	Trading Companies	Corporate	Other operating Subsidiary Companies	Intersegment eliminations	Total
Sales:
Trade	Ps.	154,156,160	323,137,584	—	62,490,302	84,962,122	—	4,775,659	—	629,521,827
Intersegments	188,013,478		85,593,492	18,631,371	12,554,103	249,416,808	19,612,971	22,467,676	(596,289,899)	—
Services income	23,753		305,550	424,185	(553)	535,727	169	4,431	—	1,293,262
Reversal of impairment of wells, pipelines, properties, plant and equipment, net	(9,587,839)		2,265,458	68,117	—	—	—	—	—	(7,254,264)
Cost of sales	157,832,041		438,307,485	21,856,967	72,407,279	335,682,357	364,163	26,077,388	(576,590,355)	475,937,325
Gross income (loss)	174,773,511		(27,005,401)	(2,733,294)	2,636,573	(767,700)	19,248,977	1,170,378	(19,699,544)	147,623,500
Distribution, transportation and sales expenses	(36,771)		5,319,451	41,344	—	(50,969)	8,355	31,251	(1,051,905)	4,260,756
Administrative expenses	15,122,898		15,035,732	4,487,058	265,105	513,610	19,239,101	1,359,515	(18,262,699)	37,760,320
Other revenue	5,301,714		4,430,490	38,825	(2,069)	192,112	(67,519)	2,832,136	—	12,725,689
Other expenses	(1,146,357)		(736,875)	210,864	(7,122)	(481,484)	(400,424)	(77,069)	382,912	(2,255,555)
Operating income (loss)	163,842,741		(43,666,969)	(7,012,007)	2,362,277	(1,519,713)	(466,422)	2,534,679	(2,028)	116,072,558
Financing income	15,183,482		136,037	3,459,429	—	105,042	42,674,744	139,504	(58,045,724)	3,652,514
Financing cost	(39,606,205)		(8,571,868)	(49,899)	(40,321)	(868,418)	(54,024,841)	(429,794)	58,047,748	(45,543,598)
Derivative financial instruments (cost) income, net	(16,901,477)		(22,683)	—	—	1,911,506	2,029,960	—	—	(12,982,694)
Foreign exchange (loss), net	(4,302,160)		(5,888,483)	7,980	—	(42,803)	1,047,499	(165,542)	—	(9,343,509)
Profit (loss) sharing in joint ventures and associates	(28,249)		(1,641,520)	(400)	—	2,961,762	(43,834,562)	3,409,091	39,205,079	71,201
Taxes, duties and other	107,525,698		—	(3,213,820)	—	133,141	(570,212)	85,013	—	103,959,820
Net (loss) income	Ps.	10,662,434	(59,655,486)	(381,077)	2,321,956	2,414,235	(52,003,410)	5,402,925	39,205,075	(52,033,348)
Depreciation and amortization	29,830,489		3,627,478	1,440,377	1,155,189	84,023	141,225	539,617	—	36,818,398
Depreciation of rights of use	103,993		1,034,892	107,069	—	174,237	97,910	20,846	—	1,538,947
Net periodic cost of employee benefits excluding items recognized in other comprehensive income	8,789,223		12,844,503	1,927,785	—	(49)	7,805,284	10,505	—	31,377,251
Interest income(1)	78,356		105,812	3,045	—	9,067	3,598,347	70,241	—	3,864,868
Interest cost(2)	(329,756)		1,034,912	47,314	40,321	765,315	33,416,507	369,124	—	35,343,737
(1)Included in financing income.
(2)Included in financing cost.
(3)Beginning January 20, 2022, DPRLP information is now included as a separate business segment.

As of/for the nine-month period ended September 30, 2021	Exploration and Production		Industrial Transformation	Logistics	Trading Companies	Corporate	Other operating Subsidiary Companies	Intersegment eliminations	Total
Sales:
Trade	Ps.	335,604,545	492,800,331	—	208,636,965	—	9,178,781	—	1,046,220,622
Intersegments	315,840,615		124,338,007	60,838,892	276,533,100	53,174,078	17,907,404	(848,632,096)	—
Services income	73,383		435,837	2,134,218	825,655	1,349	7,515	—	3,477,957
Reversal of impairment of wells, pipelines, properties, plant and equipment, net	37,635,674		278,616	328,174	—	—	—	—	38,242,464
Cost of sales	328,653,112		668,263,462	33,892,357	472,133,743	723,129	26,387,766	(797,762,540)	732,291,029
Gross income (loss)	360,501,105		(50,410,671)	29,408,927	13,861,977	52,452,298	705,934	(50,869,556)	355,650,014
Distribution, transportation and sales expenses	230,436		10,852,331	89,785	1,031,673	(71,942)	109,502	(2,851,062)	9,390,723
Administrative expenses	43,907,361		38,721,624	12,262,178	1,262,657	54,072,188	3,186,072	(47,922,159)	105,489,921
Other revenue	4,526,734		7,197,518	87,125	215,827	212,706	108,660	—	12,348,570
Other expenses	(3,146,208)		(189,345)	(73,769)	(7,094)	(118)	(148,359)	(4,175)	(3,569,068)
Operating income (loss)	317,743,834		(92,976,453)	17,070,320	11,776,380	(1,335,360)	(2,629,339)	(100,510)	249,548,872
Financing income	55,124,171		299,598	4,441,923	264,022	107,938,207	190,836	(148,174,873)	20,083,884
Financing cost	(95,271,585)		(12,551,866)	(252,639)	(1,530,044)	(148,369,285)	(711,937)	148,275,384	(110,411,972)
Derivative financial instruments (cost) income, net	(19,316,381)		(15,231)	—	(1,538,761)	(761,907)	—	—	(21,632,280)
Foreign exchange (loss), net	(16,401,846)		(4,690,382)	32,015	(95,891)	(1,742,778)	(508,997)	—	(23,407,879)
(Loss) profit sharing in joint ventures and associates	(286,382)		(1,210,016)	(18)	(1,044,164)	(57,316,973)	(3,509,592)	60,200,462	(3,166,683)
Taxes, duties and other	213,889,840		—	(2,187,700)	972,689	(1,493,925)	70,814	—	211,251,718
Net (loss) income	Ps.	27,701,971	(111,144,350)	23,479,301	6,858,853	(100,094,171)	(7,239,843)	60,200,463	(100,237,776)
Depreciation and amortization	84,242,207		11,132,633	3,072,705	187,832	700,827	1,283,817	—	100,620,021
Depreciation of rights of use	279,511		2,964,439	208,768	699,943	501,365	90,755	—	4,744,781
Net periodic cost of employee benefits excluding items recognized in other comprehensive income	25,455,692		36,775,271	6,229,702	(12,222)	22,703,735	27,586	—	91,179,764
Interest income(1)	37,456		299,456	64,158	68,808	5,520,421	77,089	—	6,067,388
Interest cost(2)	2,041,861		3,431,925	218,775	1,394,738	98,413,098	543,974	—	106,044,371
(1)Included in financing income.
(2)Included in financing cost.

As of/for the three-month period ended September 30, 2021	Exploration and Production		Industrial Transformation	Logistics	Trading Companies	Corporate	Other operating Subsidiary Companies	Intersegment eliminations	Total
Sales:
Trade	Ps.	128,897,928	174,362,921	—	76,055,408	—	3,979,220	—	383,295,477
Intersegments	114,921,318		47,962,508	19,947,189	100,402,887	20,530,675	7,294,941	(311,059,518)	—
Services income	30,621		261,268	726,852	393,952	292	1,245	—	1,414,230
Reversal of impairment of wells, pipelines, properties, plant and equipment, net	9,443,446		(3,611,756)	218,314	—	—	—	—	6,050,004
Cost of sales	126,291,748		236,598,432	11,831,740	174,170,506	198,096	10,845,360	(291,483,573)	268,452,309
Gross income (loss)	127,001,565		(17,623,491)	9,060,615	2,681,741	20,332,871	430,046	(19,575,945)	122,307,402
Distribution, transportation and sales expenses	62,693		3,087,902	(8,698)	288,789	(20,832)	1,970	(934,853)	2,476,971
Administrative expenses	17,753,595		14,071,271	4,393,807	482,675	18,896,215	1,226,496	(18,584,493)	38,239,566
Other revenue	3,148,554		4,537,413	17,869	59,500	40,223	(938,403)	—	6,865,156
Other expenses	(2,104,376)		(79,553)	(243,343)	(2,356)	—	(134,257)	(49,366)	(2,613,251)
Operating income (loss)	110,229,455		(30,324,804)	4,450,032	1,967,421	1,497,711	(1,871,080)	(105,965)	85,842,770
Financing income	17,230,225		94,579	1,520,485	96,380	37,171,060	59,057	(51,308,904)	4,862,882
Financing cost	(30,963,086)		(4,978,753)	(53,066)	(579,116)	(50,806,423)	(283,330)	51,414,870	(36,248,904)
Derivative financial instruments (cost) income, net	(10,894,207)		(9,289)	—	(384,398)	2,013,462	—	—	(9,274,432)
Foreign exchange (loss) income, net	(39,266,376)		(4,559,118)	(29,817)	26,655	(2,396,832)	(778,344)	—	(47,003,832)
Profit (loss) sharing in joint ventures and associates	(93,864)		(1,190,495)	(16)	112,534	(65,103,235)	(1,263,208)	67,579,885	41,601
Taxes, duties and other	78,338,315		—	(2,825,150)	354,020	(415,435)	12,747	—	75,464,497
Net (loss) income	Ps.	(32,096,168)	(40,967,880)	8,712,768	885,456	(77,208,822)	(4,149,652)	67,579,886	(77,244,412)
Depreciation and amortization	Ps.	27,813,841	3,620,080	292,073	63,715	228,882	403,563	—	32,422,154
Depreciation of rights of use	93,167		934,486	50,259	217,770	165,011	29,925	—	1,490,618
Net periodic cost of employee benefits excluding items recognized in other comprehensive income	8,952,587		12,786,223	2,374,865	(12,222)	7,961,568	9,195	—	32,072,216
Interest income(1)	30,571		94,532	6,355	32,210	2,711,171	20,721	—	2,895,560
Interest cost(2)	1,890,797		1,126,091	44,259	502,953	33,150,042	187,604	—	36,901,746
(1)Included in financing income.
(2)Included in financing cost.

As of/ for the year ended December 31, 2021	Exploration and Production	Industrial Transformation (1)	Logistics	Trading Companies	Corporate	Other operating Subsidiary Companies	Intersegment eliminations	Total
Total current assets	875,933,631	252,372,772	219,321,008	244,042,561	1,970,621,447	71,425,918	(3,175,323,293)	458,394,044
Total non-current assets	837,915,816	418,907,482	154,076,115	40,872,714	448,667,110	220,334,640	(527,069,750)	1,593,704,127
Total current liabilities	495,444,322	776,564,748	62,569,320	189,834,560	2,538,932,078	34,183,072	(3,174,879,770)	922,648,330
Total non-current liabilities	2,203,155,765	657,020,316	77,857,852	792,646	2,050,485,763	27,632,466	(1,717,494,184)	3,299,450,624
Equity (deficit), net	(984,750,640)	(762,304,810)	232,969,951	94,288,069	(2,170,129,284)	229,945,020	1,189,980,911	(2,170,000,783)
(1)On January 1, 2021, Pemex Fertilizers merged with Pemex Industrial Transformation. For comparison purposes, all operations for periods prior to the merger are presented in the Pemex Industrial Transformation segment.